ASSET UNDER DEVELOPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Capitalized Costs, Oil and Gas Producing Activities, Net [Abstract]
Asset under development	$ 1,177,489	$ 731,993
Out of period correction			$ (1,579)
Hilli Conversion to FLNGV
Capitalized Costs, Oil and Gas Producing Activities, Net [Abstract]
Purchase price installments	962,709	653,378
Interest costs capitalized	116,416	53,985
Other costs capitalized (1)	98,364	24,630
Asset under development	1,177,489	731,993
Removal costs capitalized	9,800
Asset retirement obligation	9,800
Estimated cost to complete project	1,300,000
Interest costs capitalized during period	$ 62,400	$ 49,800